FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL
OMB Number: 3235-0076
Expires: May 31, 2005
Estimated average burden
Hours per response 1.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

1274168

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Abrika, LLLP

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

05064160

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Abrika, LLLP

Address of Executive Offices (Number and Street, City, State, Zip Code)
13800 N.W. 2nd Street, Suite 190, Sunrise, Florida 33325

Telephone Number (Including Area Code)
(954) 315-6600

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
(if different from Executive Offices)

Telephone Number (Including Area Code)

Brief Description of Business
Specialty Generic Pharmaceutical Company

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify) limited liability limited partnership
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 1 2 Year 0 1 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F L

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

ACFP, LLLP

Business or Residence Address (Number and Street, City, State, Zip Code)

3320 Fairfield Lane, Weston, Florida 33331

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

COHEN, ALAN

Business or Residence Address (Number and Street, City, State, Zip Code)

13800 N.W. 2nd Street, Suite 190, Sunrise, Florida 33325

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner STATE OF NEW YORK

Full Name (Last name first, if individual)

NEW, JAMES

Business or Residence Address (Number and Street, City, State, Zip Code)

13800 N.W. 2nd Street, Suite 190, Sunrise, Florida 33325

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director [illegible] aging Partner

Full Name (Last name first, if individual)

WENG, TIMOTHY

Business or Residence Address (Number and Street, City, State, Zip Code)

13800 N.W. 2nd Street, Suite 190, Sunrise, Florida 33325

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

MARTIN, WINBURN DALE

Business or Residence Address (Number and Street, City, State, Zip Code)

13800 N.W. 2nd Street, Suite 190, Sunrise, Florida 33325

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

LAURELLA, STELLA

Business or Residence Address (Number and Street, City, State, Zip Code)

13800 N.W. 2nd Street, Suite 190, Sunrise, Florida 33325

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 35,000	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other *40 units of limited liability limited partnership interests at a price of $250,000 per unit.	$ 8,000,000	$ -------
Total	$ 8,000,000	$ -------

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

STATE OF NEW YORK DEPARTMENT OF STATE FILED JUN 0 6 2005 MISCELLANEOUS & STATE RECORDS

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	-------	$ -------
Non-accredited Investors	0	$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$
Regulation A	N/A	$
Rule 504	N/A	$
Total	N/A	$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☒	$ 2,000
Legal Fees	☒	$ 67,000
Accounting Fees	☒	$ 5,0000
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) Mailing Costs	☒	$ 1,000
Total	☒	$ 75,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4. a. This difference is the "adjusted gross proceeds to the issuer." ..... $ 7,925,00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4. b. above.

	Payment to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees		☐$
Purchase of real estate		☐$
Purchase, rental or leasing and installation of machinery and equipment	☐$	☒$ 1,500,000
Construction or leasing of plant buildings and facilities	☐$	☐$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger).	☐$	☐$
Repayment of indebtedness	☐$	☐$
Working capital	☐$	☒$ 1,425,000
Other (specify): Future Product Development Expenses Product Manufacturing and Distribution Expenses	☐$	☒$ 5,000,000
Column Totals	☐$	☒$ 7,925,000
Total Payments Listed (column totals added)	☐$	☒$ 7,925,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

ssuer (Print or Type)	Signature	Date
ıbrika, LLLP	[signature]	4/1 , 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Mr. James New	**Chief Executive Officer**	

ATTENTION

ntentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

		Yes	No
1.	Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?	☐	☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Abrika, LLLP	[signature]	4/11, **2005**
Name (Print or Type)	Title (Print or Type)	
Dr. James New	**Chief Executive Officer**	

STATE OF NEW YORK
DEPARTMENT OF STATE
FILED
JUN 06 2005
MISCELLANEOUS
& STATE REC

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C – Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL		X	Units * $8,000,000	------------	$------------	0	0		X
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ		X	Units * $8,000,000	------------	$------------	0	0		X
NM									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C – Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
NY		X	Units * $8,000,000	------------	$-----------	0	0		X
NC									
ND									
OH		X	Units * $8,000,000	------------	$-----------	0	0		X
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Units consists of a limited partnership interest in Abrika, LLLP, with each unit initially to represent approximately .16% partnership interest.

B1\CORPSEC\162109.1
91/0004

NYS DEPARTMENT OF STATE
MISCELLANEOUS RECORDS BUREAU
41 State Street
Albany, NY 12231-0001

This form constitutes TWO DISTINCT NOTICES, each of which must be filed in DUPLICATE. A fee of $75 must accompany **each** State Notice and **each** Further State Notice. Checks, money orders and bank drafts should be made payable to **Department of State**; amounts over $500 must be paid by money order, bank draft or certified check. Mail completed form and fee to the Miscellaneous Records Bureau at the above address. Please do not send cash through the mail.

DO NOT SEND OFFERING LITERATURE to the Secretary of State.

State Notice *Under §359-e, subd. 2 of the General Business Law of the State of New York*

(FEE: $75/State Notice. This notice to be filed by every security broker or dealer prior to engaging in the business of selling or offering for sale securities to the public in the State of New York.)

NAME OF DEALER, BROKER OR SYNDICATE MANAGER

LIST BUSINESS OR POST OFFICE ADDRESS and "X" TYPE BELOW

"X" ONE
- ☐ BUSINESS ADDRESS
- ☐ POST OFFICE/MAILING ADDRESS

IF A CORPORATION, STATE OR COUNTRY IN WHICH INCORPORATED

IF A PARTNERSHIP, THE NAMES OF THE GENERAL PARTNERS

Further State Notice *Under §359-e, subd. 8 of the General Business Law of the State of New York*

(FEE: $75/Further State Notice. This notice to be filed for each issue to be offered, except those specifically exempted by §359-f.)

NAME OF DEALER, BROKER OR SYNDICATE MANAGER ("X" TYPE)

"X" ONE
- ☑ DEALER[1] (1)
- ☑ BROKER[2] (2)
- ☐ SYNDICATE MANAGER[3]

(1) ABRIKA, LLLP
(2) ACFP, LLLP

BUSINESS OR POST OFFICE ADDRESS ("X" TYPE)

"X" ONE
- ☑ BUSINESS ADDRESS
- ☐ POST OFFICE ADDRESS

(1) ☐13800 N.W. 2nd Street, Suite 190, Sunrise, Florida 33325
(2) 3320 Fairfield Lane, Weston, Florida 33331

IF A CORPORATION, STATE OR COUNTRY IN WHICH INCORPORATED
(1) Florida
(2) Florida

NAME OF SECURITY OR SECURITIES (CLASS)
Up to 32 units of limited liability limited partnership interests (the "Units") in ABRIKA, LLLP (the "Partnership"), at a price of $250,000 per Unit

NAME OF ISSUER OF SECURITIES
ABRIKA, LLLP

MAIL ADDRESS FOR ISSUER OF SECURITIES (i.e., POSTAL ADDRESS) 13800 N.W. 2nd Street, Suite 190, Sunrise, FL 33325

STATE OR COUNTRY IN WHICH ORGANIZED
Florida

[1] A ***dealer*** is an issuer that is offering its own securities for sale.
[2] A ***broker*** is any other person or firm offering the issuer's securities for sale.
[3] A ***syndicate manager*** is a broker who is managing other brokers, all of whom are offering the issuer's securities for sale.

DOS-125 (Rev. 4/97)

NEW YORK STATE DEPARTMENT OF STATE

Instructions for Filing State and Further State Notices

Please be sure to check these areas before submitting State Notice and Further State Notices.

Fees

- The filing fee for a State Notice (top portion of the form) is $75.00.
- The filing fee for a Further State Notice (bottom portion of the form) is $75.00.
- If submitting both a State Notice and a Further State Notice (top and bottom portion of the form) the filing fee is $150.00.

There is no additional fee for the duplicate copy(ies).

State Notice

(Top portion of form; to be filed in duplicate)

- Provide the name and address of the Dealer, Broker **OR** Syndicate Manager on the appropriate line. We cannot accept N/A in this area — enter the name on the appropriate line and leave the lines blank.
- If a corporation, indicate the state or country in which incorporated. If a partnership, leave the incorporation line blank and enter the names of General Partners on line provided.
- **ONLY ONE NAME** is permitted per State Notice; e.g., if a Dealer and Broker will both be involved, two separate State Notices are required. If an exemption has been granted, please state such in the State Notice portion of the form.
- A State Notice is a one-time filing unless there has been a name or address change.

Further State Notice

(Bottom portion of form)

- Be sure that whomever you list as the Dealer, Broker **AND/OR** Syndicate Manager has a State Notice on file.
- Provide the name and address for each Dealer, Broker and/or Syndicate Manager on the appropriate line. If a corporation, indicate the state or country in which incorporated. If a partnership, leave the incorporation line blank and enter the names of General Partners on line provided.
- If more than one Dealer, Broker or Syndicate Manager is involved, list the names, addresses and where incorporated for each. Preferably, place a corresponding number in parentheses next to each name, address, and incorporation.
- We cannot accept N/A in the name or address areas — enter the information on the appropriate line and leave the alternative lines blank.
- List the **class** of security to be offered. We cannot accept multiple classes on one Further State Notice form, unless they are preceded by "Units consisting of...." or "Common stock **with** warrants," etc. Please be advised that the word "**and**" denotes multiple filings. Do not list Fund names as classes of securities. We need to know what (in the fund) is being offered; i.e., "Shares of Beneficial Interest," etc.
- Provide the Issuer's name and address as well as where Organized. **ONLY ONE ISSUER NAME** is permitted per Further State Notice.

Combination State and Further State Notice

- If submitting a State Notice for a Dealer, Broker or Syndicate Manager who will be offering the securities for the Issuer named on the Further State Notice (below), the names must match exactly on both forms. For example: do not list ABC Fund (as Broker) on the State Notice and ABC Fund/ABC Senior Managed Portfolio on the Further State Notice.

NOTICE: **We cannot alter forms or filings received by this office. If an error is made that requires a revision to the form or filing, it will have to be resubmitted with the appropriate filing fee.**